2. Loans: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 26,054,842	$ 27,070,480
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	23,800,601	24,658,842
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	1,156,255	1,374,941
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 1,097,986	$ 1,036,697